Financial Instruments	12 Months Ended
Nov. 30, 2012
Financial Instruments
Financial Instruments

12.   Financial Instruments

        The Company's principal financial instruments, other than derivatives, comprise cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The Company also enters into derivatives in order to manage currency risks arising from the Company's operations. The Company does not hold financial instruments for trading purposes.

Forward foreign exchange contracts and options

        Over 90% of the Company's revenues are denominated in the U.S. dollar, whereas certain expenses are incurred in U.K. pounds and Malaysian Ringgits. Therefore, the Company is exposed to foreign currency exchange rate risk which creates volatility in income and cash flows from period to period. In part, the Company manages this exposure through entering into forward foreign exchange contracts and options to reduce the volatility of income and cash flows associated with this risk. The Company designated all of its forward foreign currency contracts as qualifying for cash flow hedge accounting. Changes in the fair value of these instruments are deferred and recorded as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated expense in the normal course of business and accordingly, they are not speculative in nature. The counterparty to the foreign currency contracts is an international bank. Such contracts are for two years or less at inception.

        The following table summarizes the foreign currency derivative contract activity:

Number of contracts
At November 30, 2010	33
Matured during the period	(33)
New contracts entered into during the period	31

At November 30, 2011	31
Matured during the period	(31)
New contracts entered into during the period	34

At November 30, 2012	34

        The fair value of derivative instruments and their location in the consolidated balance sheet as of November 30, 2012 and November 30, 2011 were as follows:

Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2012	November 30, 2011
Asset derivatives	Other current assets	$1,313	$—
Liability derivatives	Other accrued liabilities	$—	$1,539

        The effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended November 30, 2012 was as follows:

Derivatives in Cash Flow Hedging Relationships—Foreign exchange contracts	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Year ended November 30, 2012	$1,313	$(1,539)
Year ended November 30, 2011	$(1,539)	$697
Year ended November 30, 2010	$682	$3,598
(1)
Amount recognized in AOCI (effective portion) net of tax of $288, $(632) and $186 respectively.

(2)
Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

        Unrealized gains and losses reported in AOCI will be reclassified to earnings as the forecast expenditures for which the foreign exchange contracts have been entered into arise. It is estimated that all of the unrealized amounts in respect of foreign exchange contracts are expected to be reclassified to earnings during the next twelve months.

        The following table shows derivatives existing as of November 30, 2012 and November 30, 2011:

	November 30,
Derivatives between U.K. pound and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$50,232	$53,850
Fair value of contracts—asset (liability)	$932	$(1,057)
Average rate of contract	$1.57	$1.59
Period end rate	$1.60	$1.56

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$381	$(482)
Average rate of contract	$0.32	$0.32
Period end rate	$0.33	$0.31

Fair values

        The carrying values of all financial instruments, including forward foreign exchange contracts, approximate their fair values. Assets and liabilities required to be carried at fair value will be classified and disclosed in one of the following three categories:

        Level 1: Quoted market prices in active markets for identical assets or liabilities.

        Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

        Level 3: Unobservable inputs that are not corroborated by market data.

        The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of November 30, 2012 and at November 30, 2011 aggregated by the level in the fair-value hierarchy within which those measurements fall:

	November 30, 2012		November 30, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset (liability) position	$1,313	$1,313	$(1,539)	$(1,539)

        The Company's forward foreign exchange contracts and options are measured on a recurring basis based on foreign currency spot rates and forward rates quoted by banks (level 2 criteria) and are marked-to-market each period with gains and losses on these contracts recorded in Other Comprehensive Income with the offsetting amount for unsettled positions being included in either other current assets or other accrued liabilities in the balance sheet.